Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Line Items]
Short term borrowings payable to banks	¥ 4,282,000	¥ 4,609,123
long-term bank loans collateralized	3,342,956	3,287,759
Asset-backed securities current	268,917	587,470
Asset-backed securities non current	2,375	232,807
Long-term deposit	1,468,708	1,138,479
Asset Backed Notes Current	0	82,145
Asset Backed Notes Noncurrent		0
Line of Credit Facility, Maximum Borrowing Capacity	3,480,958	3,673,864
Long term deposit current portion collateralized	¥ 600,472	¥ 0
Line of Credit [Member] | Long-Term Debt [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	0.00%	0.00%
Line of Credit Facility, Maximum Borrowing Capacity	¥ 8,155,523	¥ 6,620,709
Other Short Term Loans Payable To Banks [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	2.05%	2.24%